Other investments (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other investments
Other investments	SFr 5,666	SFr 4,890
Accumulated depreciation, real estate held for investment	34	31	SFr 140
Impairment charges	0	0	SFr 22
Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	24	3
Equity method investments
Other investments
Other investments	2,367	2,467
Equity securities (without a readily determinable fair value)
Other investments
Other investments	2,148	1,207
of which at net asset value
Other investments
Other investments	409	530
of which at measurement alternative
Other investments
Other investments	274	227
of which at fair value
Other investments
Other investments	1,434	208
of which at cost less impairment
Other investments
Other investments	31	242
Real estate held for investment
Other investments
Other investments	99	79
Real estate held for investment | Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	10	3
Life finance instruments
Other investments
Other investments	1,052	1,137
Bank
Other investments
Other investments	SFr 5,634	SFr 4,824